Schedule of operating provision (reversals) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Costs And Expenses
Estimated losses on doubtful accounts receivables	R$ 144	R$ 147	R$ 238
Estimated losses on other accounts receivables	21		11
Estimated losses on accounts receivables from related parties		37	688
Labor claims	35	46	136
Civil	54	43	24
Tax	2	75	1,228
Other	19	22	12
Other provisions	110	186	1,400
Operating provision (Reversals)	275	370	2,337
Provision for losses	100	53	64
Operating provision (reversals) and adjustment for losses , Total	R$ 375	R$ 423	R$ 2,401